JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

August 22, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Multi-Sector Income Fund (the “Fund”)
File No. 811-21295 and 333-10322

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 353 under the 1933 Act (Amendment No. 354 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This filing is being made for the purpose of changing the name of the Fund from “JPMorgan Multi-Sector Income Fund” to “JPMorgan Unconstrained Debt Fund”. In connection with the name change, the prospectuses include a new non-fundamental policy regarding investments in debt investments. The investment objective of the Fund is not changing and the Fund will continue to seek to provide long-term total return.

If you have any questions or comments, please contact me at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary